Average Annual Total Returns - Axonic Strategic Income Fund		12 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.05%	4.12%	4.57%
Performance Inception Date	Jul. 16, 2020
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.40%	1.37%	1.89%
Performance Inception Date	Jul. 16, 2020
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.36%	1.94%	2.32%
Performance Inception Date	Jul. 16, 2020
Class A Shares | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.25%)
Performance Inception Date	Jul. 16, 2020
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.78%	5.04%		4.18%
Performance Inception Date	Dec. 30, 2019
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.01%	2.24%		1.70%
Performance Inception Date	Dec. 30, 2019
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.97%	2.63%		2.10%
Performance Inception Date	Dec. 30, 2019
Class I Shares | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)		0.89%
Performance Inception Date	Dec. 30, 2019